Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segmental analysis
Assets	£ 723,039	£ 694,235	£ 738,056
Liabilities	679,483	647,745	688,963
UK Personal Banking
Segmental analysis
Assets	182,305	171,011	166,560
Liabilities	153,999	148,792	145,104
Ulster Bank RoI
Segmental analysis
Assets	25,385	25,193	24,564
Liabilities	21,012	21,189	19,853
Commercial Banking
Segmental analysis
Assets	165,399	166,478	173,621
Liabilities	140,863	139,804	143,450
Private Banking
Segmental analysis
Assets	23,304	21,983	20,290
Liabilities	28,610	28,554	27,049
RBS International
Segmental analysis
Assets	31,738	28,398	25,867
Liabilities	30,330	27,663	29,077
NatWest Markets
Segmental analysis
Assets	263,885	244,531	277,886
Liabilities	246,907	227,399	248,553
Central Items & other
Segmental analysis
Assets	31,023	36,641	49,268
Liabilities	£ 57,762	£ 54,344	£ 75,877